Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [Table Text Block]

	Land and Buildings(1)	Machinery and Equipment	Assets under Construction(2)(3)	Other	Total
Cost
At December 31, 2019	$198,412	$456,655	$27,645	$24,438	$707,150
Additions	—	2,096	47,266	391	49,753
Transfers and disposals	917	9,873	(19,242)	3,822	(4,630)
At December 31, 2020	$199,329	$468,624	$55,669	$28,651	$752,273
Additions	34	2,974	77,151	341	80,500
Acquisition of Jerritt Canyon (Note 4)	32,992	137,219	4,337	1,179	175,727
Transfers and disposals	12,602	15,645	(46,706)	3,412	(15,047)
At December 31, 2021	$244,957	$624,462	$90,451	$33,583	$993,453

Accumulated depreciation, amortization and impairment
At December 31, 2019	($129,040)	($326,300)	$—	($15,171)	($470,511)
Depreciation and amortization	(4,188)	(19,833)	—	(2,555)	(26,576)
Transfers and disposals	72	2,754	—	208	3,034
At December 31, 2020	($133,156)	($343,379)	$—	($17,518)	($494,053)
Depreciation and amortization	(13,923)	(33,137)	—	(2,899)	(49,959)
Transfers and disposals	—	1,637	—	240	1,877
Loss on disposal of equipment	—	—	—	(2,081)	(2,081)
At December 31, 2021	($147,079)	($374,879)	$—	($22,258)	($544,216)

Carrying values
At December 31, 2020	$66,173	$125,245	$55,669	$11,133	$258,220
At December 31, 2021	$97,878	$249,583	$90,451	$11,325	$449,237

(1) Included in land and buildings is $11.2 million (2020 - $11.2 million) of land which is not subject to depreciation.
(2) Assets under construction includes certain innovation projects, such as high-intensity grinding ("HIG") mills and related modernization, plant improvements, other mine infrastructures and equipment overhauls.
(3) Transfers and disposals in construction in progress includes the sale of the AG mill and certain mill equipment to Condor Gold PLC and Capstone Mining Corp. as disclosed in Note 10.

Disclosure of detailed information about property plant and equipment allocated by mine [Table Text Block]

	San Dimas	Santa Elena	La Encantada	Jerritt Canyon	Non-producing Properties(1)	Other	Total
Cost
At December 31, 2019	$136,303	$90,762	$137,302	$—	$297,240	$45,543	$707,150
Additions	10,384	7,933	4,209	—	272	26,955	49,753
Transfers and disposals	41	(1,364)	1,999	—	(3,751)	(1,555)	(4,630)
At December 31, 2020	$146,728	$97,331	$143,510	$—	$293,761	$70,943	$752,273
Additions(2)	9,484	19,885	5,831	17,366	229	27,705	80,500
Acquisition of Jerritt Canyon (Note 4)	—	—	—	175,727	—	—	175,727
Transfers and disposals	2,316	5,381	1,377	(8)	(8,184)	(15,929)	(15,047)
At December 31, 2021	$158,528	$122,597	$150,718	$193,085	$285,806	$82,719	$993,453

Accumulated depreciation, amortization and impairment
At December 31, 2019	($19,747)	($42,975)	($122,566)	$—	($266,190)	($19,033)	($470,511)
Depreciation and amortization	(15,032)	(6,451)	(2,646)	—	(592)	(1,855)	(26,576)
Transfers and disposals	156	1,340	(1,743)	—	2,909	372	3,034
At December 31, 2020	($34,623)	($48,086)	($126,955)	$—	($263,873)	($20,516)	($494,053)
Depreciation and amortization	(17,801)	(6,997)	(2,259)	(20,228)	(266)	(2,408)	(49,959)
Transfers and disposals	(631)	(2,671)	(824)	—	5,513	490	1,877
Write-down on assets held-for-sale	—	—	—	—	—	(2,081)	(2,081)
At December 31, 2021	($53,055)	($57,754)	($130,038)	($20,228)	($258,626)	($24,515)	($544,216)

Carrying values
At December 31, 2020	$112,105	$49,245	$16,555	$—	$29,888	$50,427	$258,220
At December 31, 2021	$105,473	$64,843	$20,680	$172,857	$27,180	$58,204	$449,237

(1) Non-producing properties include the San Martin, Del Toro, La Parrilla and La Guitarra mines.
(2) Additions classified in "Other" primarily consist of innovation projects and construction-in-progress.